Contributed Equity - Additional Information (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2021 USD ($) shares Vote Scheme $ / shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 shares	Jul. 01, 2019 USD ($)
Contributed Equity [Line Items]
Par value per share | $ / shares	$ 0		$ 0
Number of vote per share | Vote			1
Issued and fully paid at June 30 | $	$ 234,147,526		$ 234,147,526	$ 113,852,364		$ 80,331,016
Fully paid ordinary shares	351,003,541		351,003,541
Shares issued on NASDAQ Listing			68,506,400
Net proceeds from issuance of ordinary shares on Nasdaq listing | $			$ 105,477,591
Issuance of prefunded warrants			7,493,568
Net proceeds from issuance of prefunded warrants | $			$ 11,546,029
Number of non-executive director options unexercised	6,750,000		6,750,000
Number of share based payment schemes | Scheme			2
Number of options granted			7,000,000		8,844,000
Cash received for ordinary shares issued on exercise of options | $				$ 284,828
Issue of pre-funded warrants in initial public offering			7,493,600
Issue of shares on exercise of pre-funded warrants value, net of issuance cost | $			$ 11,546,029
Warrants exercise price | $ / shares			$ 0.00001
Pre-funded warrants description			The pre‑funded warrants were unquoted, having no voting or dividend rights and are exercisable to ADS’s at an exercise price of US$0.00001 per pre‑funded warrant on a one for one basis with no expiry date. During the year all pre‑funded warrants that were issued October 20, 2020 were exercised via two trenches, 4,147,136 warrants in March 2021 and 3,346,432 warrants in June 2021 converted to ADS’s.
Number of pre-funded warrants exercised	3,346,432	4,147,136
Options Over Ordinary Shares
Contributed Equity [Line Items]
Number of options granted			7,000,000	0
Weighted average fair value per option at grant date | $ / shares			$ 1.03
LTIP and NED Plan
Contributed Equity [Line Items]
Number of options granted			8,400,000	0
Cash received for ordinary shares issued on exercise of options | $			$ 3,271,542
Expiry of November 2022
Contributed Equity [Line Items]
Number of non-executive director options unexercised	1,500,000		1,500,000
Expiry of October 2023
Contributed Equity [Line Items]
Number of non-executive director options unexercised	3,000,000		3,000,000
Expiry of January 2024
Contributed Equity [Line Items]
Number of non-executive director options unexercised	2,250,000		2,250,000